Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Non-capital and net capital loss carryforwards	$ 44,763	$ 24,478
Contract liabilities	0	572
Finance lease obligations	27,220	23,207
Stock-based compensation	3,393	3,545
Other	682	2,538
Subtotal	76,058	54,340
Less: valuation allowance	(881)	(1,035)
Deferred tax assets, net of valuation allowance	75,177	53,305
Deferred tax liabilities:
Contract assets	4,805	3,711
Accounts receivable – holdbacks	924	96
Property, plant and equipment	106,104	84,927
Deferred financing costs	190	86
Deferred tax liabilities, gross	112,023	88,820
Net deferred income tax liability	36,846	35,515
Classified as:
Deferred tax asset	15,655	9,272
Deferred tax liability	(52,501)	(44,787)
Net deferred income tax liability	$ (36,846)	$ (35,515)